Related Party Balances and Transactions - Additional Information (Details)													12 Months Ended
	Mar. 28, 2024 shares	Mar. 06, 2024 USD ($) $ / shares	Mar. 06, 2024 SGD ($)	Feb. 06, 2023 USD ($)	Feb. 06, 2023 SGD ($)	Feb. 03, 2023 USD ($)	Feb. 03, 2023 SGD ($)	Feb. 02, 2023 USD ($)	Feb. 02, 2023 SGD ($)	Jul. 18, 2022 shares	Jul. 15, 2022 USD ($) $ / shares	Jul. 15, 2022 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 SGD ($)	Feb. 06, 2023 SGD ($)	Jan. 23, 2023 USD ($)	Jan. 23, 2023 SGD ($)
Related Party Transaction [Line Items]
Amount due to shareholders | $													$ 1,933,221	$ 3,572,358
3DOM Alliance Inc.
Related Party Transaction [Line Items]
Amounts due to immediate holding company													885,751			$ 1,197,959
Amount due to shareholders | $													885,751	3,572,358
Ordinary shares issued for conversion of debt, value		$ 5,122,950	$ 6,813,655								$ 790,287	$ 1,100,000	5,122,950	$ 790,287	$ 1,547,804
Ordinary shares issued for conversion price per share | $ / shares		$ 0.1785									$ 1,041.22
Ordinary shares issued for conversion of debt, shares | shares	28,700,000									759
Additional drawdown notes requested								$ 2,240,601	$ 2,980,000
Additional drawdown notes received				$ 1,210,526	$ 1,610,000	$ 1,030,075	$ 1,370,000
3DOM Alliance Inc. | After Reverse Recapitalization
Related Party Transaction [Line Items]
Ordinary shares issued for conversion price per share | $ / shares											$ 2.67
Ordinary shares issued for conversion of debt, shares | shares										295,824
Maximum | 3DOM Alliance Inc.
Related Party Transaction [Line Items]
Principal amount of note issued													$ 6,015,037			$ 8,000,000
Maximum | First Amendment to Original Promissory Note | 3DOM Alliance Inc.
Related Party Transaction [Line Items]
Principal amount of note issued																		$ 2,255,639	$ 3,000,000
Maximum | Second Amendment to Original Promissory Note | 3DOM Alliance Inc.
Related Party Transaction [Line Items]
Principal amount of note issued				$ 6,015,037													$ 8,000,000